General and Administrative Expenses	3 Months Ended
Mar. 31, 2019
General And Administrative Expenses
General and Administrative Expenses

13.	GENERAL AND ADMINISTRATIVE EXPENSES

Details of the general and administrative expenses by nature are presented in the following table:

	March 31, 2019	March 31, 2018
Consulting fees	81	93
Professional fees	9	26
Management fees	188	178
Investor relations	16	34
Filing fees	11	19
Salaries and benefits	131	87
General office expenses	99	103
Total	535	540